Document and Entity Information	Feb. 05, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2021
Document Effective Date	Feb. 05, 2021
Prospectus Date	Feb. 28, 2020
MainStay MacKay Small Cap Core Fund | Class R6
Prospectus:
Trading Symbol	MOPDX
MainStay MacKay Small Cap Core Fund | Class R3
Prospectus:
Trading Symbol	MOVRX
MainStay MacKay Small Cap Core Fund | Class R2
Prospectus:
Trading Symbol	MOTRX
MainStay MacKay Small Cap Core Fund | Class R1
Prospectus:
Trading Symbol	MOPRX
MainStay MacKay Small Cap Core Fund | Class A
Prospectus:
Trading Symbol	MOPAX
MainStay MacKay Small Cap Core Fund | Investor Class
Prospectus:
Trading Symbol	MOINX
MainStay MacKay Small Cap Core Fund | Class I
Prospectus:
Trading Symbol	MOPIX
MainStay MacKay Small Cap Core Fund | Class C
Prospectus:
Trading Symbol	MOPCX
MainStay MacKay Small Cap Core Fund | Class B
Prospectus:
Trading Symbol	MOTBX